Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2010 Cayman Islands CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 U.S. USD ($)	Dec. 31, 2012 U.S. CNY	Dec. 31, 2011 U.S. CNY	Dec. 31, 2010 U.S. CNY	Dec. 31, 2012 Other foreign countries USD ($)	Dec. 31, 2012 Other foreign countries CNY	Dec. 31, 2011 Other foreign countries CNY	Dec. 31, 2010 Other foreign countries CNY
Income Taxes
Total earnings (loss) before income taxes	$ (545,358)	(3,397,629)	(3,399,190)	2,031,499	$ (31,642)	(197,133)	(255,912)	(341,512)	$ (471,151)	(2,935,315)	(3,122,969)	2,304,362	$ (7,472)	(46,550)	17,024	(14,006)	$ (35,093)	(218,631)	(37,333)	82,655
Total current income tax expense	2,313	14,410	182,083	348,537					46	285	135,848	323,539	723	4,503	7,380	50	1,544	9,622	38,855	24,948
Deferred income tax benefit	(35,337)	(220,152)	(315,496)	(15,071)					(35,175)	(219,143)	(322,506)	(15,071)					(162)	(1,009)	7,010
Total income tax expense (benefit)	$ (33,024)	(205,742)	(133,413)	333,466